Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	December 31, 2018 $	December 31, 2017 $
Interest including interest rate swaps	23,083	19,186
Voyage and vessel expenses	34,889	12,476
Payroll and benefits	5,950	3,900
Other general expenses	2,542	3,360
Income and other tax payable	1,864	1,335
Distributions payable on preferred units	6,425	5,500
Total	74,753	45,757